Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Congress Intermediate Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Congress Intermediate Bond ETF NAV
Account Value	$ 9,860
Congress Large Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Congress Large Cap Growth ETF NAV
Account Value	$ 13,253	$ 9,705
Congress SMid Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Congress SMid Growth ETF NAV
Account Value	$ 11,592	9,072
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Account Value	$ 9,782
Bloomberg Intermediate Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Index
Account Value	$ 9,853
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,191	9,558
Russell 1000 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return
Account Value	$ 13,906	9,672
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,191	9,558
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Account Value	$ 12,092	$ 9,010